Segment Information - Net sales from external customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Services	$ 59,788,397	$ 57,331,417	$ 54,397,074
Royalties	1,187,135	689,870	669,294
Goods	683,740	775,318	805,690
Leases	13,867,337	15,118,827	14,808,169
Total revenue	$ 75,526,609	$ 73,915,432	$ 70,680,227